INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2015
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2015, June 30, 2014 and December 31, 2014, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2015	June 30, 2014	December 31, 2014
SFL West Polaris Limited (“SFL West Polaris”)	—%	100.00%	—%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	—%	—%	—%
SFL Corte Real Limited (“Corte Real”)	—%	—%	—%
SFL Hercules Ltd (“SFL Hercules”)	100.00%	100.00%	100.00%
SFL Linus Ltd (“SFL Linus”)	100.00%	100.00%	100.00%
Frontline	27.73%	—%	—%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2015
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	116,319	—	—	—	32,386	37,882	46,051
Non-current assets	1,269,854	—	—	—	382,503	380,073	507,278
Total assets	1,386,173	—	—	—	414,889	417,955	553,329
Current liabilities	135,282	—	—	—	25,197	28,580	81,505
Non-current liabilities	1,182,100	—	—	—	353,902	374,148	454,050
Total Liabilities	1,317,382	—	—	—	379,099	402,728	535,555
Total stockholders’ equity	68,791	—	—	—	35,790	15,227	17,774

	As of December 31, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	127,268	—	—	—	44,297	38,619	44,352
Non-current assets	1,324,765	—	—	—	397,191	397,226	530,348
Total assets	1,452,033	—	—	—	441,488	435,845	574,700
Current liabilities	122,861	—	—	—	38,376	32,945	51,540
Non-current liabilities	1,275,715	—	—	—	371,147	391,500	513,068
Total Liabilities	1,398,576	—	—	—	409,523	424,445	564,608
Total stockholders’ equity	53,457	—	—	—	31,965	11,400	10,092

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2015
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	41,929	—	—	—	11,335	11,768	18,826
Net operating revenues	41,923	—	—	—	11,333	11,766	18,824
Net income	15,815	—	—	—	3,825	3,827	8,163

	Six months ended June 30, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	52,653	1,171	2,492	11,151	12,936	12,686	12,217
Net operating revenues	49,601	232	431	11,136	12,924	12,672	12,206
Net income	14,019	232	431	2,005	4,239	4,077	3,035

	Year ended December 31, 2014
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	108,632	1,171	2,492	22,251	24,917	24,565	33,236
Net operating revenues	105,567	232	431	22,234	24,905	24,544	33,221
Net income	33,497	232	431	4,643	8,023	7,755	12,413